Schedule of Other Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lessee Disclosure [Abstract]
Operating lease cost	$ 523	$ 526
Short-term and variable lease cost	49	31
Total rent expense	572	557
Cash paid for amounts included in the measurement of lease liabilities	$ 592	$ 587